Expense Example - Multi Trust Funds - Natixis Gateway Quality Income ETF - Natixis Gateway Quality Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 522